Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss	$ (2,605,825)	$ 477,754	$ (4,717,655)	$ (1,391,967)	$ (4,639,662)	$ (4,664,412)
Other comprehensive income:
Foreign currency translation adjustments gain/(loss)	73,786		344,859		214,253
Comprehensive loss	$ (2,532,039)	$ 477,754	$ (4,372,796)	$ (1,391,967)	$ (4,425,409)	$ (4,664,412)